Leases - Additional Information (Detail)	Dec. 31, 2019
Minimum [Member]
Lessee, Lease, Description [Line Items]
Operating lease term	3 years
Operating lease renewal term	3 years
Maximum [Member]
Lessee, Lease, Description [Line Items]
Operating lease term	5 years
Operating lease renewal term	5 years